Guarantees (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013
Others
Guarantor Obligations [Line Items]
Maximum future payments	$ 36.2
Maryland Heights, Missouri | Surety Bond
Guarantor Obligations [Line Items]
Maximum future payments	57.2
Saint Louis, Missouri | Letter of Credit
Guarantor Obligations [Line Items]
Maximum future payments	21.1
Mallinckrodt Baker | Indemnification Agreement
Guarantor Obligations [Line Items]
Guarantor obligations, obligation term	17 years
Maximum future payments	71.4
Escrow	30.0
Mallinckrodt Baker | Indemnification Agreement | Other Liabilities
Guarantor Obligations [Line Items]
Guarantors obligation	16.6	20.1
Mallinckrodt Baker | Indemnification Agreement | Other assets
Guarantor Obligations [Line Items]
Escrow	19.4	23.5
Mallinckrodt Baker | Enviornmental, Health and Safety Matters | Indemnification Agreement | Other Liabilities
Guarantor Obligations [Line Items]
Guarantors obligation	$ 13.9	$ 17.2